Employee Benefits and Private Pension Plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits and private pension plan details 1 [abstract]
Provision for post-employment benefits, opening	R$ 249,815	R$ 237,523
Current service cost	(10,704)	6,092
Interest cost	21,386	21,466
Expense for the year	10,682	27,558	R$ 23,418
Losses from changes in actuarial assumptions	44,489	7,934
Benefits paid directly by Company and its subsidiaries	(33,510)	(23,604)
Exchange rates from post employment benefits	1,391	404
Provision for post-employment benefits, ending	R$ 272,867	R$ 249,815	R$ 237,523